Information on market risk and fair value of financial assets and liabilities (telecom activities) - Liquidity position (Details) € in Millions	Jun. 30, 2023 EUR (€)
Financial assets, liabilities and financial results (telecom activities)
Available undrawn amount of credit facilities	€ 6,289
Investments at fair value	3,306
Cash	2,460
Cash equivalents	3,430
Liquidity position	€ 15,485